Equity - Schedule of share premium (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity reserves [abstract]
Opening balance	€ 17,078	€ 17,050	€ 17,006
Issue of shares	11	28	44
Closing balance	€ 17,089	€ 17,078	€ 17,050